FINANCIAL INSTRUMENTS BY CATEGORY - Summary of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	$ 360,776	$ 328,387
Financial liabilities at fair value	0	67,000
Trade payables
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	20,160	32,893
Financial liabilities at fair value	0	0
Warrant liability
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost		0
Financial liabilities at fair value		67,000
Financial liabilities included in other payables and accruals (note 19)
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	11,944	10,960
Financial liabilities at fair value	0	0
Collaboration interest-bearing advanced funding
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	281,328	260,932
Financial liabilities at fair value	0	0
Lease liabilities
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	47,344	23,602
Financial liabilities at fair value	$ 0	$ 0